TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

The following replaces the corresponding information in the Prospectus and Summary Prospectus relating to Transamerica Legg Mason Dynamic Allocation – Balanced VP under the section entitled “Performance”:

The Composite Benchmark consists of the following: S&P 500®, 40%; Barclays U.S. Aggregate Bond Index, 35%; Barclays Long Treasury Index, 15%; MSCI Europe, Australasia, Far East Index, 5%; and Russell 2000® Index, 5%.

The following replaces the corresponding information in the Prospectus and Summary Prospectus relating to Transamerica Legg Mason Dynamic Allocation – Growth VP under the section entitled “Performance”:

The Composite Benchmark consists of the following: S&P 500®, 56%; Barclays U.S. Aggregate Bond Index, 21%; Barclays Long Treasury Index, 9%; MSCI Europe, Australasia, Far East Index, 7%; and Russell 2000® Index, 7%.

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Investors Should Retain this Supplement for Future Reference

June 9, 2014